Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw material	$ 415,394	$ 716,293
Work-in-process	122,057	4,472
Finished goods	534,442	631,367
Low-value consumables	28,671	57,507
Total	$ 1,100,564	$ 1,409,639